Condensed Financial Information of the Parent Company - Schedule of Condensed Financial Information (Details) - Parent [Member] - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
ASSETS
Cash and cash equivalents		$ 3,656,340	$ 5,098
Prepayments, deposits and other current assets		14,545,099	9,575,900
Investment in subsidiaries		4,078,601	4,078,601
Total assets		22,280,040	13,659,599
LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible Notes			1,075,781
Interest payable			4,044
Accrued expenses and other current liabilities		129,977
Total liabilities		129,977	1,079,825
SHAREHOLDERS’ EQUITY*
Preference share, value	[1]
Additional paid-in capital	[1]	26,800,491	15,198,564
Accumulated deficit	[1]	(4,800,227)	(2,620,562)
Total equity of the Company’s shareholders	[1]	22,150,063	12,579,774
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		22,280,040	13,659,599
Operating expenses:
General and administrative expenses		(1,874,909)	(703,552)	$ (624,877)
Bank charges and others		(304,756)	(227,611)	(2,125)
Total operating expenses		(2,179,665)	(931,163)	(627,002)
Other non business income				8,523
Net loss		(2,179,665)	(931,163)	(618,479)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax
Total comprehensive loss		(2,179,665)	(931,163)	(618,479)
Cash Flows from Operating Activities:
Net loss		(2,179,665)	(931,163)	(618,479)
Changes in operating assets and liabilities:
Prepaid expenses and other		(4,969,200)	(1,303,900)	556,142
Interest payable		(4,044)	4,044
Accrued expenses and current liabilities		1,003,285	(55,000)	55,000
Net cash provided by (used in) operating activities		(6,149,624)	(2,286,019)	(7,337)
Net cash used in investing activity
Cash Flows from Financing Activities:
Proceeds received from stock issuance		10,979,955	1,205,000
Proceeds from convertible bond		(1,179,089)	1,075,781
Net cash provided by financing activities		9,800,866	2,280,781
Effect of changes in currency exchange rates
Net (decrease) increase in cash and cash equivalents		3,651,242	(5,238)	(7,337)
Cash and cash equivalents and restricted cash at the beginning of year		5,098	10,336	17,673
Cash and cash equivalents and restricted cash at the end of year		3,656,340	5,098	$ 10,336
Common Class A [Member]
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	149,099	1,572
Common Class B [Member]
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	$ 700	$ 200

[1]	The financial statements give retroactive effect to the August 05, 2025 one-for-twentyfive reverse share split.